CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Policy charges and fee income	$ 951	$ 953	$ 2,881	$ 2,810	$ 3,693	$ 3,729	$ 3,628
Premiums	269	267	823	825	1,124	1,083	1,070
Net derivative investment gains (loss)	(2,006)	(316)	(2,288)	232	214	(1,848)	(1,404)
Net investment income (loss)	681	794	1,868	2,377	3,082	2,665	2,450
Investment gains (losses), net:
Total other-than-temporary impairment losses	(4)	(1)	(4)	(15)	(15)	(68)	(42)
Other investment gains (losses), net	(31)	(11)	49	(17)	(176)	2,051	27
Total investment gains (losses), net	(35)	(12)	45	(32)	(191)	1,983	(15)
Investment management and service fees	1,088	1,018	3,218	2,970	4,093	3,749	3,895
Other Income	135	102	376	356	445	402	419
Investment management and service fees	1,088	1,018	3,218	2,970	4,093	3,749	3,895
Other Income	135	102	376	356	445	402	419
Total revenues	1,083	2,806	6,923	9,538	12,460	11,763	10,043
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	318	1,077	1,812	3,900	4,366	3,342	3,501
Interest credited to policyholders’ account balances	278	255	817	743	995	967	934
Compensation and benefits (includes $42, $41, $122 and $123 of deferred policy acquisition costs, respectively)	548	524	1,726	1,609	2,137	2,119	2,165
Commissions and distribution related payments (includes $138, $121, $390 and $391 of deferred policy acquisition costs, respectively)	425	388	1,254	1,183	1,604	1,536	1,586
Interest cost related to these loans	65	42	171	115	160	174	136
Amortization of deferred policy acquisition costs (net of capitalization of $180, $162, $512 and $514 of deferred policy acquisition costs, respectively)	(363)	23	(338)	(150)	(184)	82	(292)
Other operating costs and expenses (includes $1, $2, $3 and $6 of deferred policy acquisition costs, respectively)	430	450	1,349	1,608	2,076	1,516	1,585
Total benefits and other deductions	1,701	2,759	6,791	9,008	11,154	9,736	9,615
Income (loss) from continuing operations, before income taxes	(618)	47	132	530	1,306	2,027	428
Income tax (expense) benefit	175	59	23	100	(49)	(378)	222
Net income (loss)	(443)	106	155	630	1,257	1,649	650
Less: Net (income) loss attributable to the noncontrolling interest	(53)	(96)	(273)	(279)	(423)	(395)	(325)
Net income (loss) attributable to Holdings	$ (496)	$ 10	$ (118)	$ 351	$ 834	$ 1,254	$ 325
Earnings per share - Common stock:
Basic (in dollars per share)	$ (0.89)	$ 0.02	$ (0.21)	$ 0.63	$ 1.49	$ 2.24	$ 0.58
Diluted (in dollars per share)	$ (0.89)	$ 0.02	$ (0.21)	$ 0.63	$ 1.48	$ 2.24	$ 0.58
Weighted average common shares outstanding					561.0	561.0	561.0
Weighted average common shares outstanding:
Weighted average common stock outstanding for basic earnings per common share	560.3	561.0	560.8	561.0	561.0	561.0	561.0
Weighted average common shares outstanding - diluted (in shares)	560.3	561.0	560.8	561.0